UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-04639
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin McCormack
           --------------------------------------------------
Title:     Partner, Chief Financial Officer
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Kevin McCormack               Stamford, CT         08/10/01
       ------------------------   ---------------------------  ---------
             [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        39
                                               -------------

Form 13F Information Table Value Total:        $708,597
                                               -------------
                                                (thousands)


List of Other Included Managers:  none

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
                                                      Form 13F INFORMATION TABLE

              COLUMN 1               COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
ALKERMES INC                      COM            01642T108   22,815     650,000(SH)      (SOLE)                  650,000(SOLE)
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ALLIANCE DATA SYSTEMS CORP        COM            018581108    3,750     250,000(SH)      (SOLE)                  250,000(SOLE)
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ALLSCRIPTS HEALTHCARE SOLUTION    COM            01988P108   20,250   2,250,000(SH)      (SOLE)                2,250,000(SOLE)
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APPLERA CORP                      COM CE GEN GRP 038020202    7,932     200,000(SH)      (SOLE)                  200,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
AT&T CORP LIBERTY MEDIA GROUP     COM LIB GRP A  001957208    7,871     450,000(SH)      (SOLE)                  450,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
BLACK & DECKER CORP               COM            091797100    7,892     200,000(SH)      (SOLE)                  200,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
BRITESMILE INC                    COM            110415106    2,943     280,000(SH)      (SOLE)                  280,000(SOLE)
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CAREMARK RX INC                   COM            141705103  122,964   7,475,000(SH)      (SOLE)                7,475,000(SOLE)
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DAVITA INC                        COM            23918K108   76,746   3,775,000(SH)      (SOLE)                3,775,000(SOLE)
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ENZON INC                         COM            293904108   18,750     300,000(SH)      (SOLE)                  300,000(SOLE)
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EXULT INC DEL                     COM            302284104    7,758     455,000(SH)      (SOLE)                  455,000(SOLE)
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FIRST DATA CORP                   COM            319963104   18,018     280,000(SH)      (SOLE)                  280,000(SOLE)
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FISHER SCIENTIFIC INTL INC        COM NEW        338032204    2,175      75,000(SH)      (SOLE)                   75,000(SOLE)
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FOREST OIL CORP                   COM PAR $O.O1  346091705   13,300     475,000(SH)      (SOLE)                  475,000(SOLE)
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GEMSTAR-TV GUIDE INTL INC         COM            36866W106   27,903     655,000(SH)      (SOLE)                  655,000(SOLE)
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HEALTHSOUTH CORP                  COM            421924101   16,369   1,025,000(SH)      (SOLE)                1,025,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
IMMUNOGEN INC                     COM            45253H101   12,700     635,000(SH)      (SOLE)                  635,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
INTERSIL CORP                     CL A           46069S109    3,640     100,000(SH)      (SOLE)                  100,000(SOLE)
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JUNIPER NETWORKS INC              COM            48203R104    6,220     200,000(SH)      (SOLE)                  200,000(SOLE)
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KINDER MORGAN INC KANS            COM            49455P101   20,100     400,000(SH)      (SOLE)                  400,000(SOLE)
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LIBERTY DIGITAL INC               CL A           530436104    4,568     750,000(SH)      (SOLE)                  750,000(SOLE)
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MCDERMOTT INTL INC                COM            580037109   16,893   1,450,000(SH)      (SOLE)                1,450,000(SOLE)
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METHANEX CORP                     COM            59151K108   12,206   2,325,000(SH)      (SOLE)                2,325,000(SOLE)
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NASDAQ 100 TR                     UNIT SER 1     631100104   22,850     500,000(SH)      (SOLE)                  500,000(SOLE)
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NEXTEL COMMUNICATIONS INC         CL A           65332V103    5,075     290,000(SH)      (SOLE)                  290,000(SOLE)
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NIKE INC                          CL B           654106103   10,288     245,000(SH)      (SOLE)                  245,000(SOLE)
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NTL INC                           CALL           629407957    5,874     487,500(SH) CALL (SOLE)                  487,500(SOLE)
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OCEAN ENERGY INC DEL              COM            67481E106   14,222     815,000(SH)      (SOLE)                  815,000(SOLE)
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PATTERSON UTI ENERGY INC          COM            703481101   10,275     575,000(SH)      (SOLE)                  575,000(SOLE)
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RELIANT RES INC                   COM            75952B105   17,290     700,000(SH)      (SOLE)                  700,000(SOLE)
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SCHERING PLOUGH CORP              COM            806605101   46,206   1,275,000(SH)      (SOLE)                1,275,000(SOLE)
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SKYWEST INC                       COM            830879102   17,080     610,000(SH)      (SOLE)                  610,000(SOLE)
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TELLABS INC                       COM            879664100    3,392     175,000(SH)      (SOLE)                  175,000(SOLE)
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THERMO ELECTRON CORP              COM            883556102   15,414     700,000(SH)      (SOLE)                  700,000(SOLE)
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TIMBERLAND CO                     CL A           887100105    9,680     245,000(SH)      (SOLE)                  245,000(SOLE)
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TYCO INTL LTD NEW                 COM            902124106   54,510   1,000,000(SH)      (SOLE)                1,000,000(SOLE)
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UNITED MICROELECTRONICS CORP      SPONSORED ADR  910873207    7,565     850,000(SH)      (SOLE)                  850,000(SOLE)
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VIASAT INC                        COM            92552V100   11,701     490,000(SH)      (SOLE)                  490,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
XOMA LTD                          ORD            G9825R107    3,412     200,000(SH)      (SOLE)                  200,000(SOLE)
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